Leases, Right-of-Use Assets and Related Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Jul. 31, 2024	Dec. 31, 2023 USD ($)
Leases, Right-of-Use Assets and Related Liabilities [Line Items]
Short-term leases term					12 months
Description of lease option to extend	option to extend the lease until December 31, 2041	option to extend the lease until December 31, 2041
Annual rent (in Euro) | €			€ 278,200
Total rent for the lease (in Euro) | €		€ 2,364,700
Operating lease right of use	$ 1,744,897
Short term lease liabilities	163,865
Long term lease liabilities	1,579,443
Operating lease expense	$ 100,000
Discount rate	7.709%		7.709%
Percentage of EURIBOR				3.709%
Percentage of EURIBOR rate plus estimated base point.				4.00%
Casalino Acquisition [Member]
Leases, Right-of-Use Assets and Related Liabilities [Line Items]
Operating lease right of use	$ 1,800,000
Short term lease liabilities	200,000
Long term lease liabilities	$ 1,700,000